SUPPLEMENT TO THE

FIDELITY® EQUITY-INCOME II FUND

A Fund of Fidelity Financial Trust

January 28, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contract" section on page 27.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

EIIB-03-01 August 14, 2003
1.712067.104

SUPPLEMENT TO THE

FIDELITY® INDEPENDENCE FUND

A Fund of Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2003

The following information supplements the similar information in the "Management Contract" section on page 25.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

FREB-03-01 August 14, 2003
1.712066.105

SUPPLEMENT TO THE

FIDELITY® CONVERTIBLE SECURITIES FUND

A Fund of Fidelity Financial Trust

January 28, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contract" section on page 27.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

CVSB-03-01 August 14, 2003
1.480096.108